T. ROWE PRICE Institutional Small-Cap Stock Fund
September 30, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 91.5%
COMMUNICATION SERVICES 1.2%
Entertainment 0.2%
Cinemark Holdings (1) 596,951 7,229
7,229
Interactive Media & Services 0.3%
Bumble, Class A (1) 526,700 11,319
Vimeo (1) 842,500 3,370
14,689
Media 0.7%
Cable One  35,738 30,486
30,486
Total Communication Services 52,404
CONSUMER
DISCRETIONARY 10.5%
Automobiles 1.1%
Rivian Automotive, Class A (1) 1,394,029 45,878
45,878
Diversified Consumer Services 1.1%
Bright Horizons Family Solutions (1) 344,434 19,857
Clear Secure, Class A (1) 1,184,750 27,083
Rover Group, Acquisition Date:
8/2/21, Cost $— (1)(2) 361,837 8
46,948
Hotels, Restaurants & Leisure 2.9%
BJ's Restaurants (1) 624,553 14,896
Chuy's Holdings (1) 567,229 13,148
Dutch Bros, Class A (1) 121,799 3,794
Fiesta Restaurant Group (1) 1,084,076 6,873
Marriott Vacations Worldwide  84,500 10,297
Papa John's International  528,647 37,011
Red Robin Gourmet Burgers (1) 254,225 1,711
Red Rock Resorts, Class A  172,069 5,895
Ruth's Hospitality Group  549,620 9,267
Torchys Holdings, Class A, Acquisition
Date: 11/13/20, Cost $17,606 (1)(2)
(3)(4) 2,059,233 8,257
Wyndham Hotels & Resorts  218,200 13,387
124,536
Household Durables 0.8%
Cavco Industries (1) 57,793 11,891
Skyline Champion (1) 465,006 24,585
36,476
Internet & Direct Marketing
Retail 0.8%
Big Sky Growth Partners (1) 624,387 6,100
Farfetch, Class A (1) 1,253,007 9,335
Xometry, Class A (1) 368,748 20,941
36,376
Multiline Retail 1.0%
Ollie's Bargain Outlet Holdings (1) 804,721 41,524
41,524
Shares $ Value
(Cost and value in $000s)
‡
Specialty Retail 2.3%
Burlington Stores (1) 265,548 29,712
Five Below (1) 77,495 10,669
KKR Acquisition Holdings I (1) 948,714 9,354
Monro  563,788 24,502
RH (1) 36,605 9,008
Warby Parker, Class A (1) 1,169,426 15,600
98,845
Textiles, Apparel & Luxury
Goods 0.5%
Skechers USA, Class A (1) 631,918 20,044
20,044
Total Consumer Discretionary 450,627
CONSUMER STAPLES 3.4%
Beverages 1.0%
Boston Beer, Class A (1) 128,927 41,727
41,727
Food Products 1.9%
Cal-Maine Foods  216,631 12,043
Nomad Foods (1) 952,871 13,531
Post Holdings (1) 287,512 23,550
Post Holdings Partnering (1) 412,390 4,097
Simply Good Foods (1) 146,776 4,695
TreeHouse Foods (1) 262,403 11,131
Utz Brands  1,037,892 15,672
84,719
Personal Products 0.5%
BellRing Brands (1) 1,120,101 23,085
23,085
Total Consumer Staples 149,531
ENERGY 4.3%
Energy Equipment & Services 1.1%
Cactus, Class A  279,400 10,738
Liberty Energy, Class A (1) 1,585,899 20,109
NexTier Oilfield Solutions (1) 2,469,619 18,275
49,122
Oil, Gas & Consumable Fuels 3.2%
Devon Energy  546,148 32,840
Diamondback Energy  280,301 33,765
Magnolia Oil & Gas, Class A  1,897,385 37,587
Venture Global LNG, Series
B, Acquisition Date: 3/8/18,
Cost $577 (1)(2)(3) 191 2,826
Venture Global LNG, Series C,
Acquisition Date: 5/25/17 - 3/8/18,
Cost $8,412 (1)(2)(3) 2,319 34,310
141,328
Total Energy 190,450
FINANCIALS 16.2%
Banks 9.1%
BankUnited  727,451 24,857
Cadence Bank  802,900 20,402
CRB Group, Acquisition Date:
4/14/22, Cost $1,368 (1)(2)(3) 13,013 1,368

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
CrossFirst Bankshares (1) 666,962 8,704
Dime Community Bancshares  574,900 16,833
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19,
Cost $1,511 (1)(2)(3) 151,114 2,720
Dogwood State Bank, Voting
Shares, Acquisition Date: 5/6/19,
Cost $742 (1)(2)(3) 74,220 1,336
Dogwood State Bank, Warrants,
5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(2)(3) 22,533 182
East West Bancorp  359,299 24,123
Equity Bancshares, Class A  342,800 10,157
FB Financial  570,679 21,806
First Bancshares  422,332 12,615
Five Star Bancorp  345,502 9,798
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19,
Cost $2,456 (1)(2)(3) 245,627 983
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (1)(2)(3) 47,055 34
Heritage Commerce  1,368,894 15,523
Home BancShares  790,938 17,804
Live Oak Bancshares  557,549 17,061
Origin Bancorp  477,139 18,356
Pacific Premier Bancorp  586,047 18,144
Pinnacle Financial Partners  337,990 27,411
Popular  189,827 13,679
Professional Holding, Class A (1) 79,596 2,065
Sandy Spring Bancorp  281,574 9,928
Signature Bank  187,326 28,286
SouthState  296,097 23,427
Veritex Holdings  490,770 13,050
Western Alliance Bancorp  553,108 36,361
397,013
Capital Markets 1.5%
Bluescape Opportunities Acquisition,
Warrants, 1/31/26 (1) 358,447 51
Cboe Global Markets  226,598 26,596
P10, Class A  816,646 8,591
StepStone Group, Class A  647,587 15,872
TMX Group (CAD)  147,900 13,604
64,714
Consumer Finance 0.6%
Encore Capital Group (1) 249,598 11,352
PRA Group (1) 463,138 15,218
26,570
Diversified Financial Services 0.1%
Conyers Park III Acquisition (1) 598,438 5,847
5,847
Insurance 3.5%
Assurant  264,618 38,441
Axis Capital Holdings  637,294 31,323
Hanover Insurance Group  206,491 26,460
Kemper  277,602 11,454
Shares $ Value
(Cost and value in $000s)
‡
Selective Insurance Group  576,637 46,938
154,616
Thrifts & Mortgage Finance 1.4%
Blue Foundry Bancorp (1) 367,500 4,098
Capitol Federal Financial  893,710 7,418
Essent Group  317,446 11,069
Kearny Financial  743,500 7,896
PennyMac Financial Services  682,142 29,264
59,745
Total Financials 708,505
HEALTH CARE 16.3%
Biotechnology 7.9%
Abcam, ADR (1) 1,014,173 15,202
Agios Pharmaceuticals (1) 237,279 6,710
Apellis Pharmaceuticals (1) 540,811 36,937
Argenx, ADR (1) 160,271 56,584
Ascendis Pharma, ADR (1) 271,087 27,992
Avid Bioservices (1) 397,000 7,591
Avidity Biosciences (1) 317,871 5,191
Blueprint Medicines (1) 314,025 20,691
Cerevel Therapeutics Holdings (1) 296,321 8,374
CRISPR Therapeutics (1) 120,244 7,858
Flame Biosciences, Acquisition Date:
9/28/20, Cost $1,212 (1)(2)(3) 185,000 849
Generation Bio (1) 497,579 2,642
Icosavax (1) 369,879 1,169
Insmed (1) 1,107,292 23,851
Intellia Therapeutics (1) 128,781 7,207
Ionis Pharmaceuticals (1) 240,200 10,624
Karuna Therapeutics (1) 86,640 19,488
Kura Oncology (1) 258,978 3,538
Kymera Therapeutics (1) 105,014 2,286
MeiraGTx Holdings (1) 117,923 992
Monte Rosa Therapeutics (1) 209,491 1,712
Morphic Holding (1) 133,376 3,774
Nkarta (1) 301,610 3,969
Nurix Therapeutics (1) 93,042 1,212
Prometheus Biosciences (1) 71,900 4,243
Prothena (1) 133,828 8,114
PTC Therapeutics (1) 59,500 2,987
RAPT Therapeutics (1) 261,979 6,303
Relay Therapeutics (1) 178,527 3,994
Repare Therapeutics (1) 205,900 2,498
Replimune Group (1) 117,234 2,025
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $— (1)
(2) 45,404 202
Scholar Rock Holding (1) 565,180 3,917
Tenaya Therapeutics (1) 62,288 181
Ultragenyx Pharmaceutical (1) 295,131 12,221
Verve Therapeutics (1) 125,979 4,327
Xencor (1) 411,058 10,679
Zentalis Pharmaceuticals (1) 229,568 4,972
343,106
Health Care Equipment &
Supplies 2.2%
AtriCure (1) 293,234 11,465

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
CVRx (1) 142,925 1,334
ICU Medical (1) 157,049 23,652
Nevro (1) 143,600 6,692
Outset Medical (1) 686,051 10,929
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $7,145 (1)(2)(3) 1,897,440 1,252
Penumbra (1) 80,436 15,251
PROCEPT BioRobotics (1) 620,031 25,706
96,281
Health Care Providers &
Services 3.8%
Alignment Healthcare (1) 772,667 9,148
dentalcorp Holdings (CAD) (1) 775,955 4,466
ModivCare (1) 197,591 19,696
Molina Healthcare (1) 192,058 63,349
Option Care Health (1) 722,620 22,741
Pennant Group (1) 366,888 3,819
Privia Health Group (1) 671,268 22,863
Surgery Partners (1) 236,041 5,523
U.S. Physical Therapy  189,722 14,423
166,028
Health Care Technology 0.4%
Certara (1) 130,977 1,739
Definitive Healthcare (1) 286,056 4,445
Doximity, Class A (1) 299,494 9,051
15,235
Life Sciences Tools & Services 1.1%
Adaptive Biotechnologies (1) 157,606 1,122
Bruker  608,868 32,307
NeoGenomics (1) 590,000 5,080
Olink Holding, ADR (1) 341,544 4,146
Rapid Micro Biosystems, Class A (1) 637,036 2,058
Seer (1) 227,576 1,761
46,474
Pharmaceuticals 0.9%
Arvinas (1) 119,601 5,321
Catalent (1) 454,471 32,886
Reata Pharmaceuticals, Class A (1) 114,381 2,874
41,081
Total Health Care 708,205
INDUSTRIALS & BUSINESS
SERVICES 13.6%
Aerospace & Defense 0.7%
Cadre Holdings  289,829 6,973
Parsons (1) 586,985 23,010
29,983
Building Products 0.7%
CSW Industrials  138,377 16,578
Gibraltar Industries (1) 346,482 14,181
30,759
Commercial Services &
Supplies 1.8%
IAA (1) 460,509 14,667
MSA Safety  98,935 10,812
Rentokil Initial (GBP)  3,693,685 19,578
Shares $ Value
(Cost and value in $000s)
‡
Stericycle (1) 472,403 19,893
Tetra Tech  97,359 12,514
77,464
Electrical Equipment 0.9%
AZZ  599,519 21,888
Shoals Technologies Group, Class
A (1) 542,400 11,689
Thermon Group Holdings (1) 261,400 4,028
37,605
Machinery 5.9%
Enerpac Tool Group  1,127,067 20,096
ESCO Technologies  365,318 26,829
Federal Signal  579,566 21,629
Graco  384,550 23,054
Helios Technologies  301,085 15,235
Ingersoll Rand  1,070,696 46,318
John Bean Technologies  275,239 23,670
Marel (ISK)  1,160,174 3,590
Mueller Water Products, Class A  1,404,530 14,424
RBC Bearings (1) 91,500 19,015
SPX Technologies (1) 471,018 26,010
Toro  196,628 17,004
256,874
Professional Services 1.5%
Booz Allen Hamilton Holding  254,943 23,544
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271 (1)(2)(3) 291,546 2,245
Clarivate (1) 1,764,568 16,569
Huron Consulting Group (1) 177,462 11,757
Legalzoom.com (1) 517,136 4,432
Upwork (1) 459,391 6,257
64,804
Road & Rail 0.9%
Landstar System  100,578 14,521
Saia (1) 129,228 24,553
39,074
Trading Companies &
Distributors 1.2%
Air Lease  409,157 12,688
Rush Enterprises, Class A  314,938 13,813
SiteOne Landscape Supply (1) 262,892 27,378
53,879
Total Industrials & Business Services 590,442
INFORMATION
TECHNOLOGY 11.4%
Communications Equipment 0.0%
Infinera (1) 246,054 1,191
1,191
Electronic Equipment, Instruments
& Components 2.9%
CTS  668,188 27,830
Littelfuse  108,873 21,632
Novanta (1) 154,240 17,838
PAR Technology (1) 610,580 18,030

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Teledyne Technologies (1) 127,332 42,971
128,301
IT Services 1.7%
Payoneer Global (1) 3,024,985 18,301
ServiceTitan, Acquisition Date:
11/9/18 - 5/4/21, Cost $620 (1)(2)(3) 12,795 882
SS&C Technologies Holdings  555,800 26,539
Themis Solutions, Acquisition Date:
4/14/21, Cost $1,603 (1)(2)(3) 71,410 1,450
Toast, Class A (1) 1,677,906 28,055
75,227
Semiconductors & Semiconductor
Equipment 2.2%
Entegris  498,813 41,411
Lattice Semiconductor (1) 1,125,821 55,402
96,813
Software 4.6%
Amplitude, Class A (1) 475,500 7,356
Blackline (1) 211,100 12,645
Ceridian HCM Holding (1) 58,354 3,261
Clearwater Analytics Holdings, Class
A (1) 270,301 4,538
Coupa Software (1) 130,113 7,651
Descartes Systems Group (1) 682,426 43,354
DoubleVerify Holdings (1) 984,284 26,920
Five9 (1) 88,559 6,640
Manhattan Associates (1) 174,179 23,171
nCino (1) 137,060 4,675
Paycom Software (1) 31,430 10,372
Paycor HCM (1) 780,831 23,081
Plex Systems, EC, Acquisition Date:
9/7/21, Cost $118 (1)(2)(3) 117,561 112
Plex Systems, EC, Acquisition Date:
9/7/21, Cost $17 (1)(2)(3) 16,794 16
Socure, Acquisition Date: 12/22/21,
Cost $1,200 (1)(2)(3) 74,692 913
Workiva (1) 308,507 24,002
198,707
Total Information Technology 500,239
MATERIALS 2.6%
Chemicals 1.4%
Element Solutions  2,517,462 40,959
Quaker Chemical  148,387 21,424
62,383
Containers & Packaging 0.0%
Ranpak Holdings (1) 322,253 1,102
1,102
Metals & Mining 1.0%
Constellium (1) 1,834,054 18,597
ERO Copper (CAD) (1) 536,970 5,936
Franco-Nevada (CAD)  34,120 4,076
Haynes International  370,333 13,006
41,615
Shares $ Value
(Cost and value in $000s)
‡
Paper & Forest Products 0.2%
West Fraser Timber (CAD)  121,634 8,799
8,799
Total Materials 113,899
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Fresh Market, EC (1)(3) 263,887 —
Total Miscellaneous —
REAL ESTATE 4.9%
Equity Real Estate Investment
Trusts 3.3%
Community Healthcare Trust, REIT  232,998 7,631
CubeSmart, REIT  692,088 27,725
EastGroup Properties, REIT  341,319 49,266
First Industrial Realty Trust, REIT  284,575 12,752
Flagship Communities REIT  241,575 3,621
Independence Realty Trust, REIT  132,100 2,210
Rexford Industrial Realty, REIT  558,182 29,025
Terreno Realty, REIT  203,400 10,778
143,008
Real Estate Management &
Development 1.6%
Altus Group (CAD)  137,800 4,467
DigitalBridge Group  567,259 7,096
FirstService  402,113 47,856
Tricon Residential  1,422,394 12,304
71,723
Total Real Estate 214,731
UTILITIES 3.7%
Electric Utilities 0.9%
IDACORP  296,196 29,326
MGE Energy  138,794 9,109
38,435
Gas Utilities 1.7%
Chesapeake Utilities  245,630 28,343
ONE Gas  193,528 13,623
Southwest Gas Holdings  492,775 34,371
76,337
Independent Power & Renewable
Electricity Producers 0.4%
NextEra Energy Partners  265,990 19,234
19,234
Water Utilities 0.7%
California Water Service Group  273,207 14,395
SJW Group  291,387 16,784
31,179
Total Utilities 165,185
Total Miscellaneous Common
Stocks  3.4% (5) 149,191
Total Common Stocks (Cost
$3,296,526) 3,993,409

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 4.6%
CONSUMER DISCRETIONARY 0.8%
Hotels, Restaurants & Leisure 0.8%
Cava Group, Series E, Acquisition
Date: 6/23/20 - 3/26/21,
Cost $9,599 (1)(2)(3) 381,719 22,315
Cava Group, Series F, Acquisition
Date: 3/26/21, Cost $7,556 (1)(2)(3) 200,801 11,739
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,632 (1)(2)(3)(4) 404,324 1,621
35,675
Internet & Direct Marketing
Retail 0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $6,391 (1)(2)(3) 1,098,082 2,020
2,020
Total Consumer Discretionary 37,695
CONSUMER STAPLES 0.5%
Food Products 0.5%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $6,275 (1)(2)(3) 339,830 21,123
Total Consumer Staples 21,123
FINANCIALS 0.1%
Banks 0.1%
CRB Group, Acquisition Date:
1/28/22, Cost $4,795 (1)(2)(3) 45,609 4,795
Total Financials 4,795
HEALTH CARE 1.1%
Biotechnology 0.2%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $2,356 (1)(2)(3) 853,615 5,617
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $4,729 (1)(2)(3) 583,832 3,841
9,458
Health Care Equipment &
Supplies 0.1%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $2,939 (1)(2)(3) 2,892,844 2,939
2,939
Health Care Providers &
Services 0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,009 (1)(2)(3) 2,080,305 6,012
6,012
Life Sciences Tools & Services 0.7%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $2,524 (1)(2)(3) 214,212 2,524
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $3,365 (1)(2)(3) 381,143 2,127
Shares $ Value
(Cost and value in $000s)
‡
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621 (1)(2)(3) 265,089 16,099
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $6,907 (1)(2)(3) 155,519 9,444
30,194
Total Health Care 48,603
INDUSTRIALS & BUSINESS
SERVICES 0.8%
Aerospace & Defense 0.3%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $3,410 (1)(2)(3) 75,721 5,149
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $6,074 (1)(2)(3) 1,087,799 6,074
11,223
Air Freight & Logistics 0.1%
FLEXE, Series C, Acquisition Date:
11/18/20, Cost $2,725 (1)(2)(3) 223,990 4,568
FLEXE, Series D, Acquisition Date:
4/7/22, Cost $1,607 (1)(2)(3) 78,800 1,607
6,175
Electrical Equipment 0.1%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $2,969 (1)(2)(3) 142,571 2,969
2,969
Professional Services 0.2%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $1,791 (1)(2)(3) 393,660 3,031
Checkr, Series D, Acquisition Date:
9/6/19, Cost $6,330 (1)(2)(3) 627,795 4,834
7,865
Road & Rail 0.1%
Convoy, Series C, Acquisition Date:
9/14/18, Cost $3,999 (1)(2)(3) 563,190 2,917
Convoy, Series D, Acquisition Date:
10/30/19, Cost $5,376 (1)(2)(3) 397,082 2,057
4,974
Total Industrials & Business Services 33,206
INFORMATION TECHNOLOGY 0.9%
IT Services 0.3%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $2,376 (1)(2)(3) 162,965 3,075
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $959 (1)(2)(3) 50,834 959
ServiceTitan, Series A-1, Acquisition
Date: 11/9/18, Cost $5 (1)(2)(3) 185 13
ServiceTitan, Series D, Acquisition
Date: 11/9/18, Cost $2,387 (1)(2)(3) 90,775 6,255
ServiceTitan, Series F, Acquisition
Date: 3/25/21, Cost $577 (1)(2)(3) 5,381 371
Themis Solutions, Series AA,
Acquisition Date: 4/14/21,
Cost $361 (1)(2)(3) 16,080 326

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series AB,
Acquisition Date: 4/14/21,
Cost $36 (1)(2)(3) 1,600 33
Themis Solutions, Series B,
Acquisition Date: 4/14/21,
Cost $39 (1)(2)(3) 1,750 36
Themis Solutions, Series E,
Acquisition Date: 4/14/21,
Cost $4,568 (1)(2)(3) 203,440 4,130
15,198
Software 0.6%
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214 (1)
(2)(3) 475,993 9,922
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,216 (1)(2)(3) 154,275 3,216
SecurityScorecard, Series
E, Acquisition Date: 3/5/21,
Cost $3,099 (1)(2)(3) 613,641 2,995
Seismic Software, Series E,
Acquisition Date: 12/13/18,
Cost $3,462 (1)(2)(3) 549,145 5,684
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $374 (1)(2)(3) 42,590 441
Socure, Series A, Acquisition Date:
12/22/21, Cost $1,459 (1)(2)(3) 90,776 1,109
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $1,197 (1)(2)(3) 74,504 910
Socure, Series B, Acquisition Date:
12/22/21, Cost $22 (1)(2)(3) 1,348 17
Socure, Series E, Acquisition Date:
10/27/21, Cost $2,775 (1)(2)(3) 172,687 2,110
26,404
Total Information Technology 41,602
MATERIALS 0.4%
Chemicals 0.3%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $4,206 (1)(2)(3) 88,718 6,920
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $5,284 (1)(2)(3) 128,029 3,991
10,911
Metals & Mining 0.1%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $3,092 (1)(2)(3) 112,792 3,092
3,092
Total Materials 14,003
Total Convertible Preferred Stocks
(Cost $149,687) 201,027
Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 4.4%
Money Market Funds 4.4%
T. Rowe Price Government Reserve
Fund, 3.07% (6)(7) 192,223,054 192,223
Total Short-Term Investments (Cost
$192,223) 192,223
Total Investments in
Securities 100.5%
(Cost $3,638,436) $ 4,386,659
Other Assets Less Liabilities (0.5)% (20,910)
Net Assets 100.0% $ 4,365,749

T. ROWE PRICE Institutional Small-Cap Stock Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $260,972 and represents 6.0% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
ISK Iceland Krona
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Institutional Small-Cap Stock Fund

yes
The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 1,020++
Totals $ —# $ — $ 1,020+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government Reserve Fund, 3.07% $ 86,214  ¤  ¤ $ 192,223
Total $ 192,223^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $1,020 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $192,223.

T. ROWE PRICE Institutional Small-Cap Stock Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Small-Cap Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Institutional Small-Cap Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2022, totaled $(22,457,000) for the period ended September 30, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,865,327 $ 68,347 $ 59,735 $ 3,993,409
Convertible Preferred Stocks — — 201,027 201,027
Short-Term Investments 192,223 — — 192,223
Total $ 4,057,550 $ 68,347 $ 260,762 $ 4,386,659
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 50,195 $ 8,172 $ 1,368 $ 59,735
Convertible Preferred Stocks 209,637 (30,629) 22,019 201,027
Total $ 259,832 $ (22,457) $ 23,387 $ 260,762

T. ROWE PRICE Institutional Small-Cap Stock Fund

Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $ 59,735 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
2%
- 100%
5% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.5x
– 14.7x
4.2x Increase
Sales growth
rate
18%
- 75%
42% Increase
Enterprise
value to gross
profit multiple
6.0x
– 18.9x
11.3x Increase
Gross profit
growth rate
21%
- 54%
38% Increase
Enterprise
value to
EBITDA
multiple
10.1x –
26.9 x
11.8x Increase
EBITDA
growth rate
23% 23% Increase
Projected
enterprise
value to
EBITDA
multiple
14.0x 14.0x Increase
Probability
for potential
outcome
20%
- 40%
30% Decrease
Discount rate
for cost of
capital
13x 13x Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% 3% Increase
Volatility 38%
- 41%
38% Increase
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Institutional Small-Cap Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible Preferred Stocks $201,027 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
0.8x
– 14.7x
5.5x Increase
Sales growth
rate
18%
- 266%
40% Increase
Enterprise
value to gross
profit multiple
2.3x
- 18.9x
10.5x Increase
Gross profit
growth rate
21%
- 57%
39% Increase
Enterprise
value to
EBITDA
multiple
16.3x
- 26.9x
21.4x Increase
EBITDA
growth rate
23% 23% Increase
Enterprise
value to gross
merchandise
value multiple
0.5x
- 0.6x
0.6x Increase
Gross
merchandise
value growth
rate
30% 30% Increase
Projected
enterprise
value to sales
multiple
0.8x 0.8x Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x 4.3x Increase
Discount rate
for cost of
capital
30% 30% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Institutional Small-Cap Stock Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
E129-054Q3 09/22